Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	£ 1,659	£ 2,341
Net (decrease)/increase in cash and cash equivalents	(9,825)	36,279
Cash and cash equivalents at beginning of the period	204,612	144,110
Cash and cash equivalents at end of period	194,787	180,389
Continuing operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Profit (loss) before tax	1,659	2,341
Adjustments for non-cash items	2,716	1,041
Changes in operating assets and liabilities	(2,799)	32,088
Corporate income tax paid	(172)	(530)
Net cash from operating activities	1,404	34,940
Net cash from investing activities	(7,332)	2,043
Net cash from financing activities	(4,300)	287
Effect of exchange rates on cash and cash equivalents	403	(1,092)
Net (decrease)/increase in cash and cash equivalents	(9,825)	36,178
Discontinued operations [member]
Reconciliation of profit before tax to net cash flows from operating activities:
Net (decrease)/increase in cash and cash equivalents	£ 0	£ 101